Other Receivables	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Other Receivables [Abstract]
OTHER RECEIVABLES
NOTE 5 – OTHER RECEIVABLES

At March 31, 2014 and December 31, 2013, the Company reported other receivables of $1,739,320 and $499,303, respectively, including an allowance for doubtful receivables of $228,405 and $230,330.

The balances of other receivables as of March 31, 2014 and December 31, 2013 included the following:

	March 31, 2014	December 31, 2013
Deposits to supermarkets	$181,999	$117,661
Loan receivables	1,753,031	589,159
Travel advances to employees	32,314	21,785
Others	381	1,028
	1,967,725	729,633
Less: Allowance for doubtful accounts	(228,405)	(230,330)
	$1,739,320	$499,303

The Company reviews the other receivables on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. After evaluating the collectability of individual receivable balances, the Company increased the allowance for doubtful accounts in the amount of $0 and $1,639 for the three months ended March 31, 2014 and 2013.

As of March 31, 2014 and December 31, 2013, the Company had a loan receivable of $130,155 and $589,159 to one of the Company’s suppliers, Mr. Benshuang Yao, without collateral and interest burden and due on July 31 and March 31, 2014, respectively. The outstanding loan of $589,159 to Mr. Benshuang Yao at December 31, 2013 was collected in the first quarter of 2014.

As of March 31, 2014, the Company had a loan receivable of $1,622,876 to Laigeng City Construction and Investment Co., Ltd. which was a Laifeng County owned company engaged in designing, planning, and managing the future city development in Laifeng County. This loan was due on demand without collateral and interest burden.

NOTE 5 – OTHER RECEIVABLES

At December 31, 2013 and 2012, the Company reported other receivables of $499,303 and $93,971, respectively, including an allowance for doubtful receivables of $230,330 and $11,457.

The balances of other receivables as of December 31, 2013 and 2012 included the following:

	December 31,
	2013	2012
Deposits to supermarkets	$117,661	$79,419
Loan receivable	589,159	-
Travel advances to employees	21,785	22,648
Others	1,028	3,361
	729,633	105,428
Less: allowance for doubtful accounts	(230,330)	(11,457)
	$499,303	$93,971

The Company reviews the other receivables on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. After evaluating the collectability of individual receivable balances, the Company increased the allowance for doubtful accounts in the amount of $215,688 and $1,436 for the years ended December 31, 2013 and 2012.

The loan receivable of $589,159 was a loan to one of the Company’s suppliers, Mr. Benshuang Yao. The loan was due on March 31, 2014 without collateral and interest burden.